BLACKROCK FUNDS V
BlackRock High Yield Bond Portfolio
(the “Fund”)
Supplement dated May 6, 2024 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of the Fund,
each dated January 26, 2024, as supplemented to date
Effective August 5, 2024, the Fund’s name will change to “BlackRock High Yield Portfolio” and the following changes will be made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable. There will be no changes to how portfolio management currently manages the Fund.
All references to the Fund’s name in the Summary Prospectuses, Prospectuses and SAI are changed to reflect the Fund’s new name.
The section of each Summary Prospectus entitled “Key Facts About BlackRock High Yield Fund—Principal Investment Strategies of the Fund” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock High Yield Fund—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The High Yield Fund invests primarily in non‑investment grade bonds with maturities of ten years or less. The High Yield Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. High yield investments include domestic and foreign bonds (including corporate bonds), convertible debt securities, mezzanine investments, collateralized debt obligations, bank loans, loan assignments and loan participations and mortgage-backed and asset-backed securities. Such high yield investments acquired by the High Yield Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P Global Ratings or Fitch Ratings, Inc. or Ba or lower by Moody’s Investor Services) or will be determined by the High Yield Fund management team to be of similar quality. The High Yield Fund may also invest in other investment companies, including affiliated investment companies such as affiliated exchange-traded funds, to gain exposure to such high yield investments. Split rated bonds and other fixed-income securities (securities that receive different ratings from two or more rating agencies) are valued as follows: if three agencies rate a security, the security will be considered to have the median credit rating; if two of the three agencies rate a security, the security will be considered to have the lower credit rating. The High Yield Fund may invest up to 30% of its assets in non‑dollar denominated bonds of issuers located outside of the United States. The High Yield Fund’s investment in non‑dollar denominated bonds may be on a currency hedged or unhedged basis. The High Yield Fund may also invest in convertible and preferred securities.
The High Yield Fund can also invest, to the extent consistent with its investment objective, in non‑U.S. and emerging market securities and currencies. The High Yield Fund may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy.
The High Yield Fund may buy or sell options or futures on a security or an index of securities, or enter into swap agreements, including total return, interest rate and credit default swaps, or foreign currency transactions (collectively, commonly known as derivatives). The High Yield Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The High Yield Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).
The High Yield Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
The section of each Prospectus entitled “Details About the Funds—How Each Fund Invests—High Yield Fund—Principal Investment Strategies” or “Details About the Fund—How the Fund Invests”, as applicable, is deleted in its entirety and replaced with the following:
The High Yield Fund invests primarily in non‑investment grade bonds with maturities of ten years or less. The High Yield Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. The 80% policy is a non‑fundamental policy of the High Yield Fund and may not be changed without 60 days’ prior notice to shareholders. High yield investments in which the Fund may invest include domestic and foreign bonds (including corporate bonds), convertible debt securities, mezzanine investments, collateralized debt obligations, bank loans, loan assignments and loan participations and mortgage-backed and asset-backed securities. Such high yield investments acquired by the High Yield Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P Global Ratings or Fitch Ratings, Inc. or Ba or lower by Moody’s Investor Services) or will be determined by the High Yield Fund management team to be of similar quality. The High Yield Fund may also invest in other investment companies, including affiliated investment companies such as affiliated exchange-traded funds, to gain exposure to such high yield investments. Split rated bonds and other fixed-income securities (securities that receive different ratings from two or more rating agencies) are valued as follows: if three agencies rate a security, the security will be considered to have the median credit rating; if two of the three agencies rate a security, the security will be considered to have the lower credit rating. High yield securities are sometimes referred to as “junk bonds,” which are debt securities rated lower than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low‑rated issuer. The High Yield Fund may invest up to 30% of its assets in non‑dollar denominated bonds of issuers located outside of the United States. The High Yield Fund’s investment in non‑dollar denominated bonds may be on a currency hedged or unhedged basis. The High Yield Fund may also invest in convertible and preferred securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock convertibles). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets.
The High Yield Fund can also invest, to the extent consistent with its investment objective, in non‑U.S. and emerging market securities and currencies. The High Yield Fund may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy. Mezzanine investments are subordinated debt securities that receive payments of interest and principal after other more senior security holders are paid. They are generally issued in private placements in connection with an equity security. Collateralized bond obligations are securities backed by a diversified pool of high yield securities. Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non‑U.S. government and one or more financial institutions. The Fund considers such investments to be debt securities. Mortgage-backed securities are asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage-backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies. Asset-backed securities are bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.
The High Yield Fund may buy or sell options or futures on a security or an index of securities, or enter into swap agreements, including total return, interest rate and credit default swaps, or foreign currency transactions (collectively, commonly known as derivatives). The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The High Yield Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).
The High Yield Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
Shareholders should retain this Supplement for future reference.
PR2SAI‑HYB‑0524SUP